Quarterly Holdings Report
for
Fidelity® California Municipal Income Fund
November 30, 2024
CFL-NPRT3-0125
1.810701.120
Municipal Securities - 96.6%
	Principal Amount (a)	Value ($)
California - 95.7%
Education - 10.6%
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2033	1,345,000	1,423,189
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2035	1,955,000	2,061,522
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2036	1,500,000	1,577,743
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2043	1,500,000	1,554,808
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2027	4,635,000	4,837,701
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2034	10,000,000	10,559,435
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 4% 5/15/2046 (Build America Mutual Assurance Co Insured)	2,000,000	2,001,917
California Edl Facs Auth Rev (Pomona College Proj.) 0% 7/1/2038 (b)	3,155,000	1,981,960
California Edl Facs Auth Rev (Santa Clara Univ, CA Proj.) 5.25% 9/1/2026 (Ambac Assurance Corp Insured)	5,410,000	5,578,794
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2029	400,000	438,196
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2030	425,000	473,808
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2031	460,000	520,914
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2034	760,000	811,874
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2036	840,000	894,195
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2038	620,000	657,598
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2030	650,000	699,538
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2031	890,000	957,368
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2033	1,245,000	1,332,742
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2025	305,000	308,126
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2026	715,000	735,590
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2027	500,000	520,735
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2028	2,130,000	2,216,407
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2032	1,000,000	1,036,259
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2036	1,250,000	1,289,663
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2037	500,000	514,994
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2039	1,750,000	1,796,831
California Mun Fin Auth Rev (California Baptist Univ Proj.) 5% 11/1/2036 (c)	1,000,000	1,017,277
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2027	1,000,000	1,054,277
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2028	1,000,000	1,048,604
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2030	1,555,000	1,621,734
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2032	1,000,000	1,040,822
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2033	1,000,000	1,039,881
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2035	1,000,000	1,037,759
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 5% 6/1/2043	3,750,000	3,853,544
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2031	200,000	210,785
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2032	225,000	236,509
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2033	225,000	236,062
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2034	225,000	235,391
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2035	225,000	234,963
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2036	250,000	260,634
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2037	550,000	572,313
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2038	345,000	358,370
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2033	250,000	252,602
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2034	420,000	422,915
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2037	160,000	159,052
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2046	960,000	904,792
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2051	1,150,000	1,052,874
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2030	3,000,000	3,251,569
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2031	2,000,000	2,164,696
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2032	3,000,000	3,241,033
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2035	1,780,000	1,913,694
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2036	1,125,000	1,207,064
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2037	1,475,000	1,583,835
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2040	2,500,000	2,663,396
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2041	3,865,000	4,107,930
California Mun Fn Auth Rev (Samuel Merritt University Proj.) 5.25% 6/1/2053	7,500,000	8,234,082
California St Univ Rev Series 2016 B 1, 1.6% tender 11/1/2047 (d)	5,000,000	4,803,364
California St Univ Rev Series 2021 A, 3% 11/1/2052	4,500,000	3,657,716
California Statewide Community Development Authority Rev (California Baptist Univ Proj.) 5% 11/1/2032 (c)	1,135,000	1,164,272
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2034 (c)	375,000	389,588
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2039 (c)	475,000	485,328
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2051 (c)	8,225,000	8,250,917
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2034	1,250,000	1,280,371
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2035	4,725,000	4,835,172
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2040	2,250,000	2,291,427
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2047	1,000,000	1,020,691
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2032	520,000	538,914
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2033	250,000	257,979
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2034	430,000	441,977
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2036	600,000	611,917
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2041	2,530,000	2,542,241
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2046	2,055,000	2,047,460
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2051	2,500,000	2,447,932
University CA Revs 3% 5/15/2051	22,435,000	18,752,788
University CA Revs Series 2017M, 3% 5/15/2037	800,000	769,205
University CA Revs Series 2024 BW, 5% 5/15/2031	4,000,000	4,598,352
University CA Revs Series 2024 BW, 5% 5/15/2033	5,000,000	5,916,465
University CA Revs Series 2024 BW, 5% 5/15/2035	10,000,000	11,926,335
		171,030,777
Electric Utilities - 1.3%
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2044	2,125,000	2,411,333
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2045	3,000,000	3,389,369
Middle Fork Project Finance Authority Series 2020, 5% 4/1/2027	190,000	195,968
Middle Fork Project Finance Authority Series 2020, 5% 4/1/2028	3,350,000	3,498,070
Modesto Calif Irr Dist Fing Auth Elec Sys Rev Series 2019 A, 5% 10/1/2039	1,500,000	1,626,351
Sacramento CA Muni Util Dist Elec Rev Series 2016D, 5% 8/15/2028	2,500,000	2,733,395
Transmission Agency of Northern California Series 2016A, 5% 5/1/2039	1,500,000	1,532,038
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2036	1,490,000	1,643,063
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2038	825,000	905,465
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2039	1,275,000	1,393,409
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2041	420,000	455,637
		19,784,098
Escrowed/Pre-Refunded - 0.0%
California Health Facilities Financing Authority Series 2020 A, 4% 4/1/2049 (Pre-refunded to 4/1/2030 at 100)	495,000	529,711
California Mun Fin Auth Rev Series 2017, 5% 1/1/2033 (Pre-refunded to 1/1/2028 at 100)	500,000	537,919
El Dorado Irrigation District Series 2016C, 5% 3/1/2036 (Pre-refunded to 3/1/2026 at 100)	330,000	339,719
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (e)	265,000	294,400
Murrieta Vy CA Uni Sch Dist 5% 9/1/2026 (Pre-refunded to 3/1/2025 at 100)	500,000	502,624
Murrieta Vy CA Uni Sch Dist 5% 9/1/2027 (Pre-refunded to 3/1/2025 at 100)	455,000	457,388
Oceanside Calif Uni Sch Dist 0% 8/1/2031 (Escrowed to Maturity) (b)	125,000	101,800
Port Oakland Calif Rev 5% 11/1/2025 (Escrowed to Maturity) (e)	65,000	66,203
Port Oakland Calif Rev 5% 11/1/2026 (Escrowed to Maturity) (e)	70,000	72,930
Port Oakland Calif Rev 5% 11/1/2028 (Pre-refunded to 11/1/2027 at 100) (e)	105,000	111,803
Port Oakland Calif Rev 5% 11/1/2029 (Pre-refunded to 11/1/2027 at 100) (e)	75,000	79,859
Port Oakland Calif Rev 5% 5/1/2028 (Escrowed to Maturity) (e)	20,000	21,507
South Bayside Waste Mgmt Auth Calif Solid Waste Enterprise Series 2019A, 5% 9/1/2042	45,000	49,332
		3,165,195
General Obligations - 33.4%
Abc Calif Uni Sch Dist 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (b)	2,810,000	2,282,328
Abc Calif Uni Sch Dist 0% 8/1/2032 (National Public Finance Guarantee Corporation Insured) (b)	3,900,000	3,053,872
Alhambra CA Uni Sch Dist 0% 8/1/2038 (Assured Guaranty Inc Insured) (b)	5,000,000	3,087,602
Brisbane Calif Sch Dist 3% 8/1/2042	1,005,000	892,418
California Community Choice Financing Authority 5% 12/1/2027 (Athene Annuity And Life Company Guaranteed)	570,000	592,606
California Community Choice Financing Authority 5% 12/1/2028 (Athene Annuity And Life Company Guaranteed)	760,000	798,210
California Community Choice Financing Authority 5% 12/1/2029 (Athene Annuity And Life Company Guaranteed)	760,000	806,237
California Community Choice Financing Authority 5% 12/1/2030 (Athene Annuity And Life Company Guaranteed)	910,000	973,817
California Community Choice Financing Authority 5% 12/1/2031 (Athene Annuity And Life Company Guaranteed)	1,025,000	1,104,227
California Community Choice Financing Authority 5% 12/1/2032 (Athene Annuity And Life Company Guaranteed)	1,705,000	1,848,563
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	3,400,000	3,686,366
California Community Choice Financing Authority 5% tender 2/1/2055 (Morgan Stanley Guaranteed) (d)	7,090,000	7,726,460
California Community Choice Financing Authority 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (d)	14,925,000	16,348,000
California Community Choice Financing Authority 5.25% tender 11/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (d)	3,840,000	4,141,041
California Community Choice Financing Authority Series 2023 F, 5.5% tender 10/1/2054 (National Bank of Canada Guaranteed) (d)	3,825,000	4,253,427
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (d)	6,405,000	6,938,315
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	4,480,000	4,842,877
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2032	2,750,000	2,885,496
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2033	2,320,000	2,428,691
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2036	5,830,000	6,080,617
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2037	3,000,000	3,127,765
California St Pub Wks Brd Lse Series 2016D, 4% 4/1/2033	1,660,000	1,676,614
California St Pub Wks Brd Lse Series 2020 D, 2.25% 11/1/2039	2,440,000	1,949,935
Carlsbad CA Unified School Dis Series 2017 A, 4% 5/1/2031	1,500,000	1,536,931
Center Joint CA Unified Sch Dist Series 2021 B, 3% 8/1/2051	3,500,000	2,863,488
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2012 D, 0% 8/1/2035 (b)	895,000	630,601
Chico Calif Uni Sch Dist Series C, 3% 8/1/2040	600,000	546,997
City of Fresno Unified School 5% 8/1/2034	100,000	111,777
City of Fresno Unified School 5% 8/1/2035	175,000	194,827
City of Fresno Unified School 5% 8/1/2036	235,000	260,855
City of Fresno Unified School 5% 8/1/2037	150,000	166,067
City of Fresno Unified School 5% 8/1/2038	300,000	331,616
City of Fresno Unified School 5% 8/1/2039	350,000	386,549
City of Fresno Unified School 5% 8/1/2040	400,000	438,841
City of Fresno Unified School 5% 8/1/2041	435,000	475,105
City of Fresno Unified School 5% 8/1/2042	500,000	544,952
Davis Calif Jt Uni Sch Dist Yolo Cnty Series 2020, 3% 8/1/2041 (Build America Mutual Assurance Co Insured)	4,695,000	4,210,725
Desert Calif Cmty College Dist Gen. Oblig. 2% 8/1/2037	625,000	506,950
Dry Creek Calif Jt Elem Sch Dist 0% 8/1/2034 (b)	2,935,000	2,130,920
El Camino CA Hosp Dist Gen. Oblig. 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	1,425,000	1,319,235
El Rancho Calif Uni Sch Dist 3% 8/1/2046 (Assured Guaranty Municipal Corp Insured)	1,000,000	844,370
Escondido CA Un High Sch Dist 0% 8/1/2033 (Assured Guaranty Inc Insured) (b)	5,655,000	4,320,546
Escondido CA Un High Sch Dist 0% 8/1/2034 (Assured Guaranty Inc Insured) (b)	3,500,000	2,575,184
Fontana CA Uni Sch Dist Series 2020, 2.375% 8/1/2044 (Assured Guaranty Municipal Corp Insured)	5,500,000	4,023,771
Foster City Calif Gen. Oblig. Series 2020, 3% 8/1/2045	6,500,000	5,714,847
Gateway CA Uni Sch Dist 0% 8/1/2036 (National Public Finance Guarantee Corporation Insured) (b)	2,315,000	1,541,576
Glendora Calif Uni Sch Dist 0% 8/1/2036 (Assured Guaranty Inc Insured) (b)	2,845,000	1,929,586
Grossmont-Cuyamaca Ccd Gen. Oblig. 4% 8/1/2046	4,250,000	4,315,374
Huntington Beach Calif Un High Sch Dist Ctfs Partn (Huntington Beach CA Un High Sch Dist Proj.) 2.125% 9/1/2039 (Assured Guaranty Municipal Corp Insured)	1,260,000	977,396
Lammersville Calif Schs Fin Auth Lease Rev (Lammersville CA Joint Uni Sch Dist Proj.) Series 2019, 3% 10/1/2049	3,000,000	2,472,694
Lindsay Calif Uni Sch Dist 0% 8/1/2032 (Assured Guaranty Municipal Corp Insured) (b)	695,000	537,690
Lindsay Calif Uni Sch Dist 0% 8/1/2033 (Assured Guaranty Municipal Corp Insured) (b)	715,000	532,030
Lindsay Calif Uni Sch Dist 0% 8/1/2034 (Assured Guaranty Municipal Corp Insured) (b)	675,000	482,223
Local Pub Schs Fdg Auth Sch Facs Impt Dist No 2016-1 Calif Series 2020 A, 3% 8/1/2046	2,235,000	1,878,567
Long Beach CA Cmnty College Gen. Oblig. 3% 8/1/2036	300,000	285,431
Long Beach CA Cmnty College Gen. Oblig. Series 2008A, 0% 6/1/2028 (Assured Guaranty Municipal Corp Insured) (b)	2,995,000	2,713,501
Long Beach CA Cmnty College Gen. Oblig. Series 2008A, 0% 6/1/2031 (Assured Guaranty Municipal Corp Insured) (b)	8,285,000	6,821,791
Long Beach CA Cmnty College Gen. Oblig. Series 2008A, 0% 6/1/2033 (Assured Guaranty Municipal Corp Insured) (b)	8,830,000	6,770,126
Long Beach CA Uni Sch Dist Series 2009A, 5.25% 8/1/2033	410,000	413,147
Long Beach CA Uni Sch Dist Series 2009A, 5.75% 8/1/2033	170,000	170,324
Long Beach CA Uni Sch Dist Series F, 3% 8/1/2047	7,750,000	6,477,959
Long Beach CA Uni Sch Dist Series G, 0% 8/1/2032 (b)	1,000,000	783,044
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2021F, 2.625% 12/1/2051	1,900,000	1,368,344
Los Angeles Unified School District/CA Series 2019A, 3% 1/1/2034	5,785,000	5,683,241
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2035	4,040,000	3,912,124
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2038	1,000,000	947,480
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2034	5,965,000	7,196,437
Los Rios CA Cmnty College Dist Gen. Oblig. Series D, 3% 8/1/2044	2,000,000	1,736,520
Mendocino Calif Uni Sch Dist 3% 8/1/2051	3,000,000	2,489,050
Mendocino-Lake Cmnty College Dist Calif Gen. Oblig. Series 2022 A, 3% 8/1/2041	1,050,000	940,977
Merced Calif Un High Sch Dist 0% 8/1/2030 (Assured Guaranty Inc Insured) (b)	1,000,000	844,510
Miracosta CA Cmnty Clg Dist Gen. Oblig. Series B, 2% 8/1/2040	1,050,000	788,199
Monrovia Calif Uni Sch Dist 0% 8/1/2033 (National Public Finance Guarantee Corporation Insured) (b)	2,625,000	1,964,940
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2030	1,640,000	1,690,380
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2031	500,000	514,886
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2032	500,000	514,502
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2033	1,800,000	1,850,784
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2034	1,345,000	1,383,677
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2035	1,895,000	1,947,985
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2036	2,000,000	2,053,691
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2041	6,155,000	6,293,137
Monterey Peninsula CA Cmnty College Dist Gen. Oblig. Series 2016, 3% 8/1/2034	270,000	263,989
Moreland Calif Sch Dist 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	1,485,000	1,366,868
Mount San Antonio CA Cmnty College Dist Gen. Oblig. Series 2021 C, 2% 8/1/2039	3,670,000	2,833,092
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024 B, 4% 8/1/2049 (Build America Mutual Assurance Co Insured)	5,000,000	5,047,196
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024 B, 4% 8/1/2054 (Build America Mutual Assurance Co Insured)	10,000,000	10,056,493
Muroc Calif Jt Uni Sch Dist Series B, 5.25% 8/1/2047	4,375,000	4,633,831
Murrieta Vy CA Uni Sch Dist 0% 9/1/2032 (Assured Guaranty Municipal Corp Insured) (b)	5,000,000	3,900,111
Norwalk-Mirada CA Uni Sch Dist 0% 8/1/2033 (Assured Guaranty Municipal Corp Insured) (b)	5,755,000	4,378,236
Novato CA Uni Sch Dist Series 2020 C, 2% 8/1/2039	5,810,000	4,521,261
Oakland CA Uni Sch Dist Alameda Cnty Series 2016A, 3% 8/1/2041	1,335,000	1,142,653
Oceanside Calif Uni Sch Dist 0% 8/1/2031 (b)	4,875,000	3,972,567
Palm Springs CA Uni Sch Dist Series A, 1.5% 8/1/2032 (Assured Guaranty Municipal Corp Insured)	2,360,000	2,006,881
Palm Springs CA Uni Sch Dist Series A, 1.5% 8/1/2033 (Assured Guaranty Municipal Corp Insured)	2,725,000	2,262,979
Palm Springs CA Uni Sch Dist Series A, 1.75% 8/1/2034 (Assured Guaranty Municipal Corp Insured)	3,000,000	2,479,287
Palomar Calif Cmnty College Dist Gen. Oblig. Series 2017, 5% 8/1/2035	1,410,000	1,481,596
Palomar Pomerado Health Calif (Palomar Health Calif Proj.) Gen. Oblig. 0% 8/1/2026 (National Public Finance Guarantee Corporation Insured) (b)	4,870,000	4,531,436
Panama-Buena Vista Uni Sch Dist CA 2.625% 8/1/2037	1,510,000	1,334,695
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2040 (b)	1,000,000	539,443
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2041 (b)	1,000,000	512,959
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2042 (b)	1,000,000	486,396
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2043 (b)	1,000,000	462,402
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2044 (b)	1,100,000	482,226
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2045 (b)	1,150,000	477,404
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2046 (b)	1,000,000	393,658
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2047 (b)	1,000,000	372,758
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2048 (b)	1,025,000	363,070
Perris Calif Un High Sch Dist Series C, 3% 9/1/2045	2,000,000	1,710,063
Placentia-Yorba Linda CA Usd Series D, 0% 8/1/2036 (b)	400,000	266,974
Pomona CA Uni Sch Dist Series D, 2.375% 8/1/2045 (Assured Guaranty Municipal Corp Insured)	8,510,000	6,167,531
Pomona CA Uni Sch Dist Series D, 2.5% 8/1/2048 (Assured Guaranty Municipal Corp Insured)	10,000,000	7,116,185
Pomona CA Uni Sch Dist Series F, 3% 8/1/2048	4,000,000	3,390,708
Poway CA Unified Sch Dist 0% 8/1/2032 (b)	13,070,000	10,308,621
Poway CA Unified Sch Dist 0% 8/1/2033 (b)	4,955,000	3,770,570
Poway CA Unified Sch Dist 0% 8/1/2035 (b)	9,000,000	6,329,246
Poway CA Unified Sch Dist 0% 8/1/2037 (b)	6,325,000	4,075,575
Poway CA Unified Sch Dist 0% 8/1/2038 (b)	3,200,000	1,969,986
Poway CA Unified Sch Dist 0% 8/1/2041 (b)	5,130,000	2,750,954
Poway CA Unified Sch Dist 0% 8/1/2046 (b)	10,150,000	4,063,909
Rocklin CA Uni Sch Dist 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	6,500,000	5,971,950
Roseville CA City Sch Dist 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	1,940,000	1,780,063
Sacramento CA City Uni Sch Dis 4% 8/1/2044 (Assured Guaranty Municipal Corp Insured)	2,250,000	2,265,325
Sacramento CA City Uni Sch Dis 5% 8/1/2041	1,870,000	2,049,293
Sacramento CA City Uni Sch Dis 5.5% 8/1/2047	2,500,000	2,765,094
Sacramento CA City Uni Sch Dis Series 2007, 0% 7/1/2028 (Assured Guaranty Municipal Corp Insured) (b)	1,450,000	1,314,630
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	1,500,000	1,753,249
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2034 (Build America Mutual Assurance Co Insured)	400,000	466,632
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2035 (Build America Mutual Assurance Co Insured)	475,000	552,389
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	500,000	580,523
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	1,400,000	1,620,865
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,156,550
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	450,000	517,946
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,300,000	1,463,633
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2044 (Build America Mutual Assurance Co Insured)	650,000	728,962
San Bernadino Cty Un Sch Dist Series F, 3% 8/1/2044 (Assured Guaranty Municipal Corp Insured)	5,000,000	4,420,430
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) 5% 10/15/2031	650,000	661,258
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2031	1,000,000	1,151,602
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2032	850,000	990,172
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2033	1,100,000	1,298,625
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2034	615,000	735,093
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2035	825,000	981,954
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2036	1,000,000	1,185,710
San Diego CA Uni Sch Dist 0% 7/1/2037 (b)	1,300,000	848,143
San Diego CA Uni Sch Dist 5.375% 7/1/2047 (f)	8,700,000	7,385,925
San Diego CA Uni Sch Dist Series 2010C, 0% 7/1/2045 (b)	4,770,000	2,170,746
San Diego CA Uni Sch Dist Series 2012 E, 0% 7/1/2033 (b)	1,195,000	912,679
San Francisco CA City & Cnty Gen. Oblig. Series 2020B, 2% 6/15/2035	1,000,000	844,015
San Jacinto CA Uni Sch Dist 5% 8/1/2029 (Assured Guaranty Municipal Corp Insured)	3,150,000	3,159,119
San Jacinto CA Uni Sch Dist Series 2014, 5% 8/1/2031 (Assured Guaranty Municipal Corp Insured)	650,000	651,835
San Juan CA Uni Sch Dist Series 2020, 2.25% 8/1/2039	2,000,000	1,601,191
San Marcos Unified School District 0% 8/1/2035 (b)	3,675,000	2,546,260
San Marcos Unified School District 0% 8/1/2037 (b)	2,675,000	1,693,951
San Marcos Unified School District 0% 8/1/2047 (b)	11,505,000	4,542,559
San Mateo CA Unified Sch Dist Series A, 2.25% 9/1/2042	3,000,000	2,257,243
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. Series 2018, 5% 9/1/2038	760,000	832,452
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 2.5% 6/15/2055	10,550,000	7,086,426
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 3% 6/15/2046	7,510,000	6,452,786
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048	2,785,000	2,338,536
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2032	1,365,000	1,499,045
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2034	1,000,000	1,094,454
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2036	2,135,000	2,322,190
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2037	1,000,000	1,085,130
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2038	845,000	914,304
Santa Clara CA Uni Sch Dist Series 2017, 3% 7/1/2035	265,000	263,613
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2041	2,000,000	1,798,850
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2021 A, 3% 5/1/2039	2,250,000	2,098,763
Santa Clarita CA Cmnty Coll Gen. Oblig. Series 2019, 3% 8/1/2049	2,000,000	1,683,606
Santa Monica Calif Pub Fing Auth Lease Rev (Santa Monica Calif Proj.) Series 2017, 4% 7/1/2039	790,000	807,058
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2036	435,000	445,432
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2037	475,000	483,761
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2038	450,000	457,497
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2039	550,000	557,915
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2030	250,000	265,051
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2031	350,000	370,079
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2032	255,000	268,999
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2033	250,000	263,483
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2034	315,000	331,514
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2035	400,000	420,260
Santa Monica-Malibu Uni Sch Dist CA Series A, 3% 8/1/2049	3,190,000	2,654,891
Santee CA Sch Dist Series 2008D, 0% 8/1/2038 (b)	4,140,000	2,549,679
Shasta Calif Un High Sch Dist 0% 5/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	3,340,000	3,011,206
South San Francisco Calif Pub Facs Fing Auth Lease Rev Series 2021 A, 4% 6/1/2046	5,000,000	5,069,636
Southern CA Pub Pwr Auth Series 2024 A, 5% tender 4/1/2055 (American General Life Insurance Co Guaranteed) (d)	7,000,000	7,501,906
Southwestern Cmnty College Dist CA Gen. Oblig. 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	2,495,000	2,311,032
Southwestern Cmnty College Dist CA Gen. Oblig. 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	2,500,000	2,248,106
State of California 5% 9/1/2034	13,390,000	15,872,362
State of California Gen. Oblig. 2.5% 12/1/2049	1,350,000	955,644
State of California Gen. Oblig. 3% 10/1/2034	3,580,000	3,553,525
State of California Gen. Oblig. 3% 10/1/2035	1,185,000	1,169,861
State of California Gen. Oblig. 4% 11/1/2039	4,955,000	5,150,196
State of California Gen. Oblig. 5% 10/1/2032 (National Public Finance Guarantee Corporation Insured)	10,000	10,019
State of California Gen. Oblig. 5% 4/1/2030	4,695,000	5,249,153
State of California Gen. Oblig. 5% 9/1/2034	17,085,000	20,252,375
State of California Gen. Oblig. 5.25% 12/1/2033	105,000	105,215
State of California Gen. Oblig. 5.25% 4/1/2027	5,000	5,011
State of California Gen. Oblig. 5.25% 4/1/2029	5,000	5,011
State of California Gen. Oblig. 5.5% 4/1/2028	5,000	5,012
State of California Gen. Oblig. 5.5% 4/1/2030	25,000	25,061
State of California Gen. Oblig. 5.625% 5/1/2026	60,000	60,103
State of California Gen. Oblig. 5.75% 5/1/2030	90,000	90,235
State of California Gen. Oblig. Series 2024, 5% 9/1/2032	16,195,000	18,740,000
Stockton CA Unified School Dis Series 2011D, 0% 8/1/2033 (Assured Guaranty Municipal Corp Insured) (b)	1,900,000	1,431,972
Stockton CA Unified School Dis Series 2024, 5% 8/1/2031	1,000,000	1,156,718
Stockton CA Unified School Dis Series 2024, 5% 8/1/2032	1,000,000	1,174,599
Stockton CA Unified School Dis Series 2024, 5% 8/1/2033	1,000,000	1,191,905
Stockton CA Unified School Dis Series 2024, 5% 8/1/2034	1,245,000	1,501,181
Temecula Vy CA Uni Sch Dist Series 2021 D, 3% 8/1/2044	2,500,000	2,154,516
Walnut Vly CA Usd Ban 0% 8/1/2030 (National Public Finance Guarantee Corporation Insured) (b)	2,875,000	2,426,612
Walnut Vly CA Usd Ban 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (b)	2,900,000	2,369,380
Walnut Vly CA Usd Ban 0% 8/1/2032 (National Public Finance Guarantee Corporation Insured) (b)	1,315,000	1,039,068
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013B, 5% 8/1/2043	5,000,000	4,999,903
Washington Twp CA Health Care Dist Gen. Oblig. Series 2023 B, 4.5% 8/1/2053 (Assured Guaranty Municipal Corp Insured)	2,400,000	2,500,145
Washington Twp CA Health Care Dist Gen. Oblig. Series 2023 B, 5.25% 8/1/2048	1,625,000	1,815,612
Washington Twp CA Health Care Dist Gen. Oblig. Series 2023 B, 5.5% 8/1/2053	2,600,000	2,945,463
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2032 (Assured Guaranty Inc Insured) (b)	1,000,000	786,596
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2033 (Assured Guaranty Municipal Corp Insured) (b)	1,675,000	1,255,958
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	4,000,000	4,705,630
Wiseburn CA Sch Dist Series 2012 C, 0% 8/1/2037 (b)	1,000,000	647,596
Yosemite CA Cmnty College Dist Series 2010D, 0% 8/1/2036 (b)	825,000	552,532
		541,525,213
Health Care - 13.7%
California Health Facilities Financing Authority (Childrens Hospital Ca Proj.) Series 2024B, 5% tender 11/1/2054 (d)	15,265,000	17,207,321
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2035	2,000,000	2,045,177
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2049	14,015,000	13,871,293
California Health Facilities Financing Authority (Lucile Salter Packrd Chil Hosp Proj.) Series 2017A, 5% 11/15/2042	1,750,000	1,827,623
California Health Facilities Financing Authority (Providence Health Systems Proj.) 5% 7/1/2032	4,460,000	4,923,545
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2016A, 3% 10/1/2041	500,000	442,887
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 B, 5% tender 10/1/2039 (d)	7,700,000	8,022,599
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (d)	10,560,000	11,813,675
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2017 A, 5% 11/15/2032	1,400,000	1,484,328
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2027	500,000	533,676
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2029 (California Mortgage Insurance Guaranteed)	2,000,000	2,047,527
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2030 (California Mortgage Insurance Guaranteed)	1,575,000	1,611,960
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2031 (California Mortgage Insurance Guaranteed)	2,150,000	2,195,362
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2032 (California Mortgage Insurance Guaranteed)	1,000,000	1,017,505
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2033 (California Mortgage Insurance Guaranteed)	895,000	933,857
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2034 (California Mortgage Insurance Guaranteed)	1,000,000	1,042,503
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2029	575,000	597,540
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2031	1,000,000	1,035,052
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2032	1,400,000	1,445,700
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2033	1,000,000	1,031,696
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2034	1,395,000	1,437,855
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2035	1,500,000	1,544,229
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2036	1,500,000	1,542,375
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2028	1,250,000	1,301,133
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2029	1,300,000	1,350,960
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2030	750,000	777,987
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2031	800,000	828,041
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2032	1,385,000	1,430,210
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2027 (California Mortgage Insurance Guaranteed)	230,000	244,615
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2029 (California Mortgage Insurance Guaranteed)	245,000	260,438
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2030 (California Mortgage Insurance Guaranteed)	225,000	238,725
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2033 (California Mortgage Insurance Guaranteed)	750,000	788,940
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2036 (California Mortgage Insurance Guaranteed)	1,435,000	1,495,439
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 5% 11/15/2039	1,155,000	1,184,790
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 5% 11/15/2049	2,500,000	2,508,197
California Mun Fn Auth Rev (Community Hosps Central CA Sys Proj.) Series 2021A, 4% 2/1/2051	7,500,000	7,432,544
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2033	490,000	548,520
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2034	415,000	467,332
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2035	720,000	805,292
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2036	565,000	629,585
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2037	795,000	883,690
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2038	505,000	559,952
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2039	660,000	726,875
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2040	530,000	581,178
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2044	1,415,000	1,531,952
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2049	1,300,000	1,381,433
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2054	1,540,000	1,625,898
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2034 (California Mortgage Insurance Guaranteed)	825,000	896,224
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2039 (California Mortgage Insurance Guaranteed)	1,000,000	1,071,099
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2049 (California Mortgage Insurance Guaranteed)	2,100,000	2,223,748
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2026	415,000	417,255
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2027	400,000	405,630
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2028	360,000	365,986
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2033	1,625,000	1,727,707
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2043	9,300,000	9,716,955
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 5% 3/1/2042	7,500,000	7,755,731
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (g)(h)	791,943	554,360
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (g)(h)	1,780,369	1,246,258
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2017, 5% (g)(h)	318,782	223,147
California Statewide Community Development Authority Rev (Emanate Health Proj.) Series 2020 A, 3% 4/1/2050	13,185,000	10,539,178
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 3% 4/1/2046	9,810,000	8,021,950
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2038	2,625,000	2,629,590
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2039	2,250,000	2,242,670
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2040	2,500,000	2,476,037
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2041	1,885,000	1,852,771
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2046	2,500,000	2,373,848
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2027	245,000	259,671
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2028	660,000	713,322
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2029	695,000	743,194
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2030	730,000	779,854
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2031	765,000	816,444
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2032	805,000	857,821
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2033	845,000	899,633
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2034	885,000	941,933
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2035	925,000	982,389
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2036	500,000	530,430
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2037	650,000	687,838
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2038	500,000	527,586
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2043	1,250,000	1,308,412
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2048	9,000,000	9,335,326
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2031	1,750,000	1,996,150
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2032	2,125,000	2,454,667
California Statewide Community Development Authority Rev (Redlands Community Hospital Proj.) 5% 10/1/2026	1,125,000	1,151,293
California Statewide Community Development Authority Rev (Redlands Community Hospital Proj.) 5% 10/1/2027	2,360,000	2,419,637
California Statewide Community Development Authority Rev (Redlands Community Hospital Proj.) 5% 10/1/2028	1,230,000	1,258,503
California Statewide Community Development Authority Rev (Redlands Community Hospital Proj.) 5% 10/1/2029	675,000	690,073
California Statewide Community Development Authority Rev (Redlands Community Hospital Proj.) 5% 10/1/2033	1,850,000	1,881,804
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 4% 1/1/2035	1,000,000	1,008,311
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 4% 1/1/2036	1,000,000	1,006,765
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2030	1,335,000	1,400,543
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2031	1,350,000	1,415,039
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2032	1,400,000	1,465,430
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2033	2,835,000	2,963,769
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2034	2,230,000	2,329,032
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	2,500,000	2,571,487
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2032	1,350,000	1,382,360
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2033	1,000,000	1,023,034
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2030	1,000,000	1,048,971
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2031	875,000	914,462
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2032	890,000	928,373
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2036	750,000	775,134
Washington Twp CA Health Care Dist Rev Series 2019 A, 5% 7/1/2029	1,120,000	1,176,054
Washington Twp CA Health Care Dist Rev Series 2020 A, 4% 7/1/2033	260,000	263,263
Washington Twp CA Health Care Dist Rev Series 2020 A, 4% 7/1/2035	300,000	300,930
Washington Twp CA Health Care Dist Rev Series 2020 A, 5% 7/1/2030	300,000	324,632
Washington Twp CA Health Care Dist Rev Series 2020 A, 5% 7/1/2031	325,000	350,133
Washington Twp CA Health Care Dist Rev Series 2023A, 5.75% 7/1/2048	1,000,000	1,100,920
Washington Twp CA Health Care Dist Rev Series 2023A, 5.75% 7/1/2053	1,000,000	1,093,301
		222,057,078
Housing - 2.5%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	6,121,816	6,188,448
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	7,273,814	7,120,973
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-3 CA Proj.) Series 3 Class A, 3.25% 8/20/2036	1,905,900	1,803,285
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	7,909,784	8,258,534
California Hsg Fin Agy Mun Ctfs Series 2 Class A, 3.75% 3/25/2035 (Freddie Mac Non Gold Pool Guaranteed)	4,854,563	4,845,683
California Mun Fin Auth Multifamily Hsg Rev Series 2019 A, 2.65% 8/1/2036	9,384,200	8,149,852
California Mun Fin Auth Multifamily Hsg Rev Series 2024A, 3.2% tender 9/1/2045 (d)	4,395,000	4,416,823
		40,783,598
Lease Revenue - 1.2%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2044	7,610,000	8,105,972
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2049	11,000,000	11,606,635
		19,712,607
Other - 2.3%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	7,000,000	7,046,269
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (d)	17,750,000	15,930,183
California Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation Proj.) Series 2020, 3% 7/1/2050	9,075,000	7,252,516
California Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation Proj.) Series 2020, 4% 7/1/2050	7,125,000	7,100,837
		37,329,805
Resource Recovery - 0.6%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (d)(e)	7,000,000	7,318,735
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A, 2.4% tender 10/1/2044 (d)(e)	1,140,000	1,081,427
South Bayside Waste Mgmt Auth Calif Solid Waste Enterprise Series 2019A, 5% 9/1/2042 (Assured Guaranty Municipal Corp Insured)	1,255,000	1,338,638
		9,738,800
Special Tax - 4.4%
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2027	1,875,000	1,934,184
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2028	1,500,000	1,547,405
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2029	2,000,000	2,059,131
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2030	1,720,000	1,768,303
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2031	2,500,000	2,566,622
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/2041	4,500,000	4,576,780
Elk Grove CA Uni Sch Dist Spl Tax Rev 6.5% 12/1/2024 (Ambac Assurance Corp Insured)	625,000	625,096
Hesperia Calif Cmnty Redev Agy Tax Allocation Series 2018 A, 3.375% 9/1/2037 (Assured Guaranty Municipal Corp Insured)	1,475,000	1,469,159
Irvine Calif Impt Bd Act 1915 (Irvine Reassessment Dist 12-1 Proj.) 5% 9/2/2025	500,000	502,094
Irvine Calif Impt Bd Act 1915 4% 9/2/2035 (Build America Mutual Assurance Co Insured)	400,000	415,512
Irvine Calif Impt Bd Act 1915 4% 9/2/2036 (Build America Mutual Assurance Co Insured)	250,000	259,109
Irvine Calif Impt Bd Act 1915 4% 9/2/2037 (Build America Mutual Assurance Co Insured)	250,000	257,840
Irvine Calif Impt Bd Act 1915 4% 9/2/2038 (Build America Mutual Assurance Co Insured)	350,000	359,689
Irvine Calif Impt Bd Act 1915 4% 9/2/2039 (Build America Mutual Assurance Co Insured)	500,000	510,432
Irvine Calif Impt Bd Act 1915 4% 9/2/2040 (Build America Mutual Assurance Co Insured)	1,025,000	1,042,581
Irvine Calif Impt Bd Act 1915 4% 9/2/2046 (Build America Mutual Assurance Co Insured)	1,350,000	1,353,899
Irvine Calif Impt Bd Act 1915 5% 9/2/2044	2,545,000	2,663,440
Palmdale CA Elem Sch Dist Series 2017A, 5% 8/1/2041 (Assured Guaranty Municipal Corp Insured)	1,275,000	1,327,559
Poway Calif Redev Agy Successor Agy Tax Allocation (Poway Rda Paguay Project Proj.) Series A, 5% 12/15/2030	3,500,000	3,918,646
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2030	1,495,000	1,512,101
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2031	1,260,000	1,273,820
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2032	1,795,000	1,813,946
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2033	2,740,000	2,768,397
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2034	1,225,000	1,237,597
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2035	1,580,000	1,595,879
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2036	3,395,000	3,427,907
Rancho Cucamonga Redevelopment Agency Successor Agency 5% 9/1/2027 (Assured Guaranty Municipal Corp Insured)	1,700,000	1,703,963
Rancho Cucamonga Redevelopment Agency Successor Agency 5% 9/1/2029 (Assured Guaranty Municipal Corp Insured)	1,850,000	1,853,616
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2034	700,000	751,061
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2035	2,065,000	2,213,930
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2036	2,215,000	2,373,575
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2037	2,405,000	2,576,653
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2038	1,240,000	1,326,903
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2043	7,165,000	7,578,014
San Marcos CA Redevelopment & Successor Agency 5% 10/1/2029	675,000	686,272
San Pablo Calif Redev Agy Successor Agy Tax Alloc Series 2014A, 5% 6/15/2025 (Assured Guaranty Municipal Corp Insured)	825,000	827,078
San Pablo Calif Redev Agy Successor Agy Tax Alloc Series 2014A, 5% 6/15/2026 (Assured Guaranty Municipal Corp Insured)	860,000	862,167
San Pablo Calif Redev Agy Successor Agy Tax Alloc Series 2014A, 5% 6/15/2027 (Assured Guaranty Municipal Corp Insured)	1,770,000	1,774,459
San Pablo Calif Redev Agy Successor Agy Tax Alloc Series 2014A, 5% 6/15/2028 (Assured Guaranty Municipal Corp Insured)	1,865,000	1,869,699
San Pablo Calif Redev Agy Successor Agy Tax Alloc Series 2014A, 5% 6/15/2029 (Assured Guaranty Municipal Corp Insured)	1,780,000	1,784,485
San Pablo Calif Redev Agy Successor Agy Tax Alloc Series 2014A, 5% 6/15/2030 (Assured Guaranty Municipal Corp Insured)	1,150,000	1,152,897
San Pablo Calif Redev Agy Successor Agy Tax Alloc Series 2014A, 5% 6/15/2031 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,002,519
		73,124,419
Synthetics - 0.4%
California Stwide Cmnty Mf Rev Participating VRDN 3.85% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (d)(e)(i)	7,100,000	7,100,000
Tobacco Bonds - 0.5%
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2027	400,000	417,531
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2028	420,000	445,200
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2029	500,000	537,444
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2030	300,000	326,042
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2031	300,000	324,781
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2032	250,000	269,843
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2033	250,000	269,303
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (b)	50,000,000	5,590,880
		8,181,024
Transportation - 23.6%
Alameda Corridor CA Tran Auth Rev Series 2024C, 0% 10/1/2049 (Assured Guaranty Municipal Corp Insured) (b)	7,250,000	2,307,506
Alameda Corridor CA Tran Auth Rev Series 2024C, 0% 10/1/2053 (Assured Guaranty Municipal Corp Insured) (b)	20,000,000	5,093,782
Bay Area Toll Au CA Bridge Rev 2% tender 4/1/2056 (d)	17,000,000	16,213,774
Bay Area Toll Au CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (d)	3,000,000	2,965,870
Bay Area Toll Au CA Bridge Rev Series 2024 F 2, 5% 4/1/2043	4,670,000	5,205,061
Bay Area Toll Au CA Bridge Rev Series 2024 F 2, 5% 4/1/2044	1,150,000	1,276,926
Bay Area Toll Au CA Bridge Rev Series 2024 F 2, 5% 4/1/2045	1,000,000	1,107,000
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2036 (e)	4,750,000	5,254,210
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2037 (e)	7,000,000	7,712,069
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2038 (e)	3,200,000	3,511,487
Foothill/Estrn Transn CA Toll 0% 1/15/2033 (Assured Guaranty Municipal Corp Insured) (b)	9,000,000	6,857,003
Fresno Calif Arpt Rev Series 2023A, 4.125% 7/1/2043 (Build America Mutual Assurance Co Insured) (e)	1,000,000	1,006,774
Fresno Calif Arpt Rev Series 2023A, 4.25% 7/1/2044 (Build America Mutual Assurance Co Insured) (e)	1,000,000	1,005,589
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured) (e)	2,060,000	2,278,376
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured) (e)	2,160,000	2,380,606
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured) (e)	1,000,000	1,104,298
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2038 (Build America Mutual Assurance Co Insured) (e)	1,385,000	1,523,877
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured) (e)	2,500,000	2,736,859
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured) (e)	2,625,000	2,860,795
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured) (e)	2,760,000	2,995,189
Long Beach CA Hbr Rev Series A, 5% 5/15/2029 (e)	1,350,000	1,407,571
Long Beach CA Hbr Rev Series A, 5% 5/15/2030 (e)	1,300,000	1,353,441
Long Beach CA Hbr Rev Series A, 5% 5/15/2031 (e)	2,400,000	2,495,322
Long Beach CA Hbr Rev Series A, 5% 5/15/2032 (e)	1,760,000	1,826,240
Long Beach CA Hbr Rev Series A, 5% 5/15/2033 (e)	1,350,000	1,398,586
Long Beach CA Hbr Rev Series A, 5% 5/15/2034 (e)	1,650,000	1,706,714
Long Beach CA Hbr Rev Series A, 5% 5/15/2035 (e)	2,500,000	2,581,865
Long Beach CA Hbr Rev Series A, 5% 5/15/2036 (e)	3,000,000	3,096,761
Long Beach CA Hbr Rev Series A, 5% 5/15/2037 (e)	2,755,000	2,841,178
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (e)	4,735,000	5,149,034
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (e)	3,600,000	3,659,451
Los Angeles CA Dept Arpts Rev 5% 5/15/2041 (e)	3,750,000	3,795,720
Los Angeles CA Dept Arpts Rev 5% 5/15/2043 (e)	10,000,000	10,391,397
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2031 (e)	7,350,000	7,743,178
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2048 (e)	2,000,000	2,067,067
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2049 (e)	4,950,000	5,110,258
Los Angeles CA Dept Arpts Rev Series 2019 F, 4% 5/15/2049 (e)	5,000,000	4,837,005
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2030 (e)	2,480,000	2,650,255
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2034 (e)	950,000	1,006,656
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2044 (e)	13,685,000	14,197,475
Los Angeles CA Dept Arpts Rev Series A, 5% 5/15/2030 (e)	700,000	724,495
Los Angeles CA Dept Arpts Rev Series D, 5% 5/15/2041 (e)	3,240,000	3,251,589
Ontario International Airport Authority Series 2021 A, 5% 5/15/2046 (Assured Guaranty Municipal Corp Insured)	4,315,000	4,702,636
Ontario International Airport Authority Series 2021 B, 4% 5/15/2035 (Assured Guaranty Municipal Corp Insured) (e)	1,120,000	1,127,687
Ontario International Airport Authority Series 2021 B, 4% 5/15/2036 (Assured Guaranty Municipal Corp Insured) (e)	775,000	778,528
Ontario International Airport Authority Series 2021 B, 4% 5/15/2037 (Assured Guaranty Municipal Corp Insured) (e)	1,700,000	1,707,640
Ontario International Airport Authority Series 2021 B, 4% 5/15/2038 (Assured Guaranty Municipal Corp Insured) (e)	800,000	799,747
Ontario International Airport Authority Series 2021 B, 4% 5/15/2039 (Assured Guaranty Municipal Corp Insured) (e)	555,000	554,341
Ontario International Airport Authority Series 2021 B, 4% 5/15/2040 (Assured Guaranty Municipal Corp Insured) (e)	685,000	684,613
Port Oakland Calif Rev 5% 11/1/2027 (e)	4,000,000	4,196,548
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2028 (e)	2,105,000	2,224,447
Port Oakland Calif Rev Series D, 5% 11/1/2028 (e)	4,820,000	5,046,015
Port Oakland Calif Rev Series D, 5% 11/1/2029 (e)	4,125,000	4,307,994
Riverside County Transportation Commission (91 Express Lanes Proj.) Series 2021 B1, 4% 6/1/2046	6,400,000	6,423,417
Sacramento Cnty CA Arpt Sys Rv 5% 7/1/2035	790,000	814,622
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2031 (e)	2,110,000	2,216,152
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2032 (e)	1,590,000	1,666,902
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2034 (e)	4,000,000	4,177,466
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2035 (e)	5,000,000	5,213,356
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2036 (e)	7,500,000	7,807,303
Sacramento Cnty CA Arpt Sys Rv Series 2018 E, 5% 7/1/2034	1,000,000	1,072,825
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2029	1,660,000	1,749,741
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2031	2,000,000	2,102,104
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2033	1,735,000	1,821,814
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2034	1,380,000	1,449,428
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2035	1,500,000	1,574,333
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2036	1,980,000	2,078,424
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2038	2,000,000	2,094,646
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2042	5,000,000	5,197,190
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2019 B, 5% 7/1/2028 (e)	820,000	863,048
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2019 B, 5% 7/1/2049 (e)	5,050,000	5,177,487
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2037 (e)	2,000,000	2,261,033
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2025 (e)	515,000	519,467
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2026 (e)	690,000	708,423
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2027 (e)	500,000	519,678
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2028 (e)	1,000,000	1,039,971
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2029 (e)	1,725,000	1,786,691
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2030 (e)	2,915,000	3,017,418
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2031 (e)	1,250,000	1,292,654
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2032 (e)	1,300,000	1,342,851
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2033 (e)	1,330,000	1,372,595
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2034 (e)	1,000,000	1,031,050
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2036 (e)	1,500,000	1,542,868
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2037 (e)	750,000	770,466
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2047 (e)	5,250,000	5,328,003
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2047 (e)	6,005,000	6,191,574
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016A, 5% 5/1/2030	330,000	340,187
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016B, 5% 5/1/2041 (e)	9,695,000	9,809,982
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016B, 5% 5/1/2046 (e)	23,000,000	23,203,375
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5% 5/1/2042 (e)	3,205,000	3,264,814
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018 D, 5% 5/1/2043 (e)	1,000,000	1,028,993
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2036 (e)	10,000,000	10,525,744
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2037 (e)	5,595,000	5,877,368
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (e)	12,645,000	13,056,084
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2050 (e)	7,000,000	7,222,447
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2029 (e)	735,000	758,911
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2031 (e)	1,100,000	1,133,236
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2032 (e)	850,000	874,798
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2033 (e)	1,095,000	1,125,952
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2034 (e)	1,250,000	1,284,361
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2035 (e)	3,475,000	3,567,031
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2036 (e)	2,250,000	2,307,039
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2037 (e)	2,250,000	2,304,639
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2041 (e)	10,235,000	10,424,642
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2029	200,000	211,032
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2030	250,000	262,602
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2032	235,000	246,416
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2033	250,000	261,914
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2034	500,000	523,429
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2037	3,000,000	3,125,414
San Jose Calif Arpt Rev Series 2021 A, 4% 3/1/2034 (e)	2,000,000	2,024,070
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2025 (e)	500,000	501,749
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2027 (e)	750,000	774,865
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2028 (e)	1,270,000	1,332,966
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2029 (e)	1,000,000	1,063,138
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2030 (e)	1,275,000	1,371,457
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2031 (e)	1,600,000	1,734,854
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2032 (e)	2,000,000	2,168,836
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2033 (e)	1,500,000	1,622,984
		382,378,834
Water & Sewer - 1.2%
Eastern Municipal Water District Financing Authority 5% 7/1/2029	250,000	278,519
Eastern Municipal Water District Financing Authority 5% 7/1/2030	250,000	284,138
Gilroy Calif Pub Facs Fing Auth Wastewater Rev Series 2021 A, 3% 8/1/2046	1,285,000	1,095,636
Glendale CA Wtr Rev 2% 2/1/2031	1,240,000	1,123,157
Pomona Calif Wtsw Rev Series 2017BE, 4% 5/1/2037	4,335,000	4,407,885
Richmond Calif Wastewater Rev Series 2019 A, 5% 8/1/2039	390,000	423,489
Richmond Calif Wastewater Rev Series 2019 A, 5% 8/1/2044	2,135,000	2,281,811
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 4% 10/1/2037	2,000,000	2,037,758
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2035	1,000,000	1,068,863
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2036	1,585,000	1,690,620
Tulare CA Swr Rev Series 2015, 5% 11/15/2026 (Assured Guaranty Municipal Corp Insured)	965,000	984,986
Vallecitos Water Dist CA Series 2021 A, 2.25% 8/1/2046	2,000,000	1,408,122
		17,084,984
TOTAL CALIFORNIA		1,552,996,432
Puerto Rico - 0.9%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	4,980,183	3,444,418
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	595,000	622,500
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,815,000	1,958,113
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	4,240,000	4,725,921
		10,750,952
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	3,690,000	3,865,584
TOTAL PUERTO RICO		14,616,536
TOTAL MUNICIPAL SECURITIES (Cost $1,548,550,188)		1,567,612,968

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $42,926,404)	2.95	42,917,821	42,926,404

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $1,591,476,592)	1,610,539,372
NET OTHER ASSETS (LIABILITIES) - 0.8%	13,597,925
NET ASSETS - 100.0%	1,624,137,297

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,172,966 or 0.9% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Non-income producing - Security is in default.
(h)	Level 3 security
(i)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	56,958,274	290,100,002	304,133,021	712,278	1,149	-	42,926,404	1.2%
Total	56,958,274	290,100,002	304,133,021	712,278	1,149	-	42,926,404

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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